Intangible Assets - Summary of Intangible Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment losses	kr (77)	kr (15,333)	kr (31,916)
Capitalized development expenditure [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	4,593
Intangible assets and goodwill, Closing balance	3,866	4,593
Capitalized development expenditure [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	24,571	22,983
Additions	1,138	1,300
Balances regarding acquired/divested business	(1,625)	0
Disposals	0	0
Reclassifications	0	20
Translation differences	(437)	268
Intangible assets and goodwill, Closing balance	23,647	24,571	22,983
Capitalized development expenditure [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(16,233)	(14,560)
Amortizations	(1,790)	(1,480)
Balances regarding acquired/divested business	1,625	0
Disposals	0	0
Translation differences	362	(193)
Intangible assets and goodwill, Closing balance	(16,036)	(16,233)	(14,560)
Capitalized development expenditure [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(3,745)	(3,745)
Balances regarding acquired/divested business	0	0
Impairment losses	0	0
Translation differences	0	0
Intangible assets and goodwill, Closing balance	(3,745)	(3,745)	(3,745)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	56,077
Intangible assets and goodwill, Closing balance	46,882	56,077
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	95,202	91,185
Additions	0	0
Balances regarding acquired/divested business	(1,569)	(375)
Disposals	0	0
Reclassifications	0	0
Translation differences	(8,101)	4,392
Intangible assets and goodwill, Closing balance	85,532	95,202	91,185
Goodwill [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	0	0
Amortizations	0	0
Balances regarding acquired/divested business	0	0
Disposals	0	0
Translation differences	0	0
Intangible assets and goodwill, Closing balance	0	0	0
Goodwill [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(39,125)	(38,241)
Balances regarding acquired/divested business	475	375
Impairment losses	0	(1,260)
Translation differences	0	1
Intangible assets and goodwill, Closing balance	(38,650)	(39,125)	(38,241)
Customer relationships, IPR, and other intangible-assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	7,954
Intangible assets and goodwill, Closing balance	5,631	7,954
Customer relationships, IPR, and other intangible-assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	85,060	80,810
Additions	772	376
Balances regarding acquired/divested business	(2,473)	(249)
Disposals	0	(314)
Reclassifications	0	0
Translation differences	(8,415)	4,437
Intangible assets and goodwill, Closing balance	74,944	85,060	80,810
Customer relationships, IPR, and other intangible-assets [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(54,688)	(50,405)
Amortizations	(1,821)	(2,500)
Balances regarding acquired/divested business	2,282	184
Disposals	0	314
Translation differences	4,791	(2,281)
Intangible assets and goodwill, Closing balance	(49,436)	(54,688)	(50,405)
Customer relationships, IPR, and other intangible-assets [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(22,418)	(7,738)
Balances regarding acquired/divested business	122	65
Impairment losses	(77)	(14,073)
Translation differences	2,496	(672)
Intangible assets and goodwill, Closing balance	kr (19,877)	kr (22,418)	kr (7,738)